Revenue Information	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Information

14. REVENUE INFORMATION

Revenues consist of the following:

	For the Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
Revenues generated from group chatting services	63,437,224	122,978,167	208,163,650
Revenues generated from game services	27,350	11,949,243	64,971,258
Total revenues	63,464,574	134,927,410	273,134,908

The Company’s platform does not require real-name and country of registration of its users. Therefore, the Company does not disclose the revenue information by geographical region because country information of its users are not available or not verified by the Company.